Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Floating Rate High Income Portfolio
September 30, 2024
VIPFHI-NPRT3-1124
1.9859334.110
Alternative Funds - 0.5%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(c) (Cost $2,267,023)	227,537	2,254,888

Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
GoldenTree Loan Management US CLO 21 Ltd Series 2024-21A Class DJ, CME Term SOFR 3 month Index + 4.25%, 9.5751% 7/20/2037 (d)(e)(f)	250,000	250,281
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Birch Grove Clo 4 Ltd Series 2024-4A Class ER, CME Term SOFR 3 month Index + 6.5%, 11.8014% 7/15/2037 (d)(e)(f)	250,000	251,094
Eaton Vance Clo 2020-1 Ltd Series 2024-1A Class D2, CME Term SOFR 3 month Index + 4.5%, 9.8014% 10/15/2037 (d)(e)(f)	200,000	200,028
Palmer Square Loan Funding Series 2024-3A Class D, CME Term SOFR 3 month Index + 5.4%, 10.7366% 8/8/2032 (d)(e)(f)	250,000	250,178
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 6% 10/15/2039 (d)(e)(f)	125,000	125,014
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		826,314
UNITED STATES - 0.1%
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 11.0251% 7/20/2037 (d)(e)(f)	250,000	250,584
TOTAL ASSET-BACKED SECURITIES (Cost $1,325,000)		1,327,179

Bank Loan Obligations - 86.9%
	Principal Amount (a)	Value ($)
BRAZIL - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.8542% 8/1/2029 (e)(f)(g)	404,080	374,481
CANADA - 1.6%
Consumer Discretionary - 0.8%
Automobiles - 0.2%
Bombardier Recreational Products Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.5954% 12/13/2029 (e)(f)(g)	437,246	436,074
Bombardier Recreational Products Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.5954% 1/22/2031 (e)(f)(g)	324,079	323,268
		759,342
Hotels, Restaurants & Leisure - 0.6%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.5954% 9/23/2030 (e)(f)(g)	1,173,752	1,160,759
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.6053% 11/30/2029 (e)(f)(g)	860,383	859,773
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8932% 8/1/2030 (e)(f)(g)	456,550	455,787
		2,476,319
TOTAL CONSUMER DISCRETIONARY		3,235,661

Consumer Staples - 0.1%
Household Products - 0.1%
Kronos Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 9.3143% 6/27/2031 (e)(f)(g)	545,329	509,883
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Rockpoint Gas Storage Partners LP 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 9/15/2031 (e)(f)(g)(h)	735,000	731,325
Financials - 0.1%
Insurance - 0.1%
Jones Deslauriers Insurance Management Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.3969% 3/15/2030 (e)(f)(g)	473,600	473,126
Industrials - 0.1%
Passenger Airlines - 0.1%
Air Canada Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 7.2533% 3/21/2031 (e)(f)(g)	298,500	298,873
Information Technology - 0.2%
Software - 0.2%
Open Text Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0954% 1/31/2030 (e)(f)(g)	695,408	697,661
Materials - 0.1%
Chemicals - 0.1%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 10.2376% 5/27/2028 (e)(f)(g)	645,946	594,620
TOTAL CANADA		6,541,149
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Leisure Products - 0.1%
Amer Sports Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 8.5955% 2/17/2031 (e)(f)(g)	264,338	264,668
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 4%, 9.3462% 2/4/2028 (e)(f)(g)	162,193	161,787
TOTAL FINLAND		426,455
FRANCE - 0.6%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 10.8014% 8/15/2028 (e)(f)(g)	3,122,680	2,332,891
GERMANY - 0.1%
Industrials - 0.1%
Machinery - 0.1%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 8.5877% 4/30/2030 (e)(f)(g)	434,477	435,203
HONG KONG - 0.1%
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.8072% 2/26/2031 (e)(f)(g)	174,563	175,392
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 9.0572% 1/26/2028 (e)(f)(g)	266,623	267,812

TOTAL HONG KONG		443,204
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 15.5% (e)(f)(g)(k)	438,921	94,368
BYJU's Alpha Inc Tranche BRIDGE TERM LOAN, term loan CME Term SOFR 3 month Index + 8%, 13.2467% 4/9/2026 (e)(f)(g)(i)	2,231	2,231
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 6.68% 4/9/2026 (e)(f)(g)(i)(j)	7,584	7,584
BYJU's Alpha Inc Tranche PREPETITION REIMBURSEMENT TL , term loan CME Term SOFR 3 month Index + 8%, 13.2467% 4/9/2026 (e)(f)(g)(i)	7,617	7,617

TOTAL INDIA		111,800
IRELAND - 0.5%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.6037% 11/25/2030 (e)(f)(g)	1,603,882	1,603,305
Information Technology - 0.1%
IT Services - 0.1%
ION Trading Finance Ltd 1LN, term loan CME Term SOFR 3 month Index + 4%, 9.0157% 4/3/2028 (e)(f)(g)	398,028	397,880
TOTAL IRELAND		2,001,185
LUXEMBOURG - 0.7%
Communication Services - 0.1%
Media - 0.1%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 10.3014% 10/31/2027 (e)(f)(g)	465,704	422,044
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Travelport Finance Luxembourg Sarl 1LN, term loan CME Term SOFR 3 month Index + 7%, 13.5932% 9/29/2028 (e)(f)(g)	424,107	365,474
Financials - 0.0%
Financial Services - 0.0%
SK Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 10.4338% (e)(f)(g)(k)	330,781	4,135
Health Care - 0.0%
Pharmaceuticals - 0.0%
Chrysaor Bidco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 5/14/2031 (e)(f)(g)(h)	148,982	149,495
Chrysaor Bidco Sarl Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 5/14/2031 (e)(f)(g)(h)	11,018	11,055
		160,550
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
Aea International Holdings Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3537% 9/7/2028 (e)(f)(g)	155,626	155,431
PG Polaris BidCo Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.1037% 3/24/2031 (e)(f)(g)	768,075	768,798
		924,229
Information Technology - 0.0%
Software - 0.0%
Webpros Investments Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.8454% 3/19/2031 (e)(f)(g)	99,313	99,437
Materials - 0.2%
Containers & Packaging - 0.2%
Kloeckner Pentaplast GmbH Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.75%, 9.7229% 2/9/2026 (e)(f)(g)	798,432	746,870
TOTAL LUXEMBOURG		2,722,739
NETHERLANDS - 1.0%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Upfield USA Corp Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.76% 1/3/2028 (e)(f)(g)	715,917	712,467
Industrials - 0.7%
Building Products - 0.7%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.5713% 2/25/2029 (e)(f)(g)	3,063,381	3,032,747
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.8653% 8/27/2028 (e)(f)(g)	536,022	503,861
TOTAL NETHERLANDS		4,249,075
PUERTO RICO - 0.5%
Communication Services - 0.5%
Media - 0.5%
Coral-US Co-Borrower LLC Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 7.461% 1/31/2028 (e)(f)(g)	1,735,000	1,713,070
LCPR Loan Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.961% 10/16/2028 (e)(f)(g)	260,000	238,355

TOTAL PUERTO RICO		1,951,425
SPAIN - 0.0%
Industrials - 0.0%
Construction & Engineering - 0.0%
Fluidra Finco SL Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.8704% 1/27/2029 (e)(f)(g)	126,198	126,119
SWEDEN - 0.3%
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
Anticimex Global AB Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.48% 11/16/2028 (e)(f)(g)	913,290	911,765
Anticimex Global AB Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.75% 11/16/2028 (e)(f)(g)	265,628	265,295

TOTAL SWEDEN		1,177,060
SWITZERLAND - 0.3%
Materials - 0.3%
Chemicals - 0.3%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.5572% 11/15/2030 (e)(f)(g)	1,174,100	1,098,617
UNITED KINGDOM - 1.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Connect US FinCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.3454% 9/13/2029 (e)(f)(g)	433,782	405,912
Entertainment - 0.1%
Crown Finance US Inc Tranche EXIT 1LN, term loan CME Term SOFR 1 month Index + 8.5%, 13.8612% 7/31/2028 (e)(f)(g)	231,430	234,112
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.969% 7/21/2030 (e)(f)(g)	1,455,401	1,445,694
Entain Holdings Gibraltar Ltd Tranche B4 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 7.864% 3/16/2027 (e)(f)(g)	193,500	194,044
Entain PLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.75%, 8.014% 10/31/2029 (e)(f)(g)	945,015	944,618
		2,584,356
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 11.0716% 2/7/2028 (e)(f)(g)	2,204,769	2,200,183
Health Care - 0.2%
Health Care Providers & Services - 0.2%
IVC Acquisition Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3932% 12/6/2028 (e)(f)(g)	719,572	719,874
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
HomeServe USA Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.2109% 10/21/2030 (e)(f)(g)	815,900	813,860
TOTAL UNITED KINGDOM		6,958,297
UNITED STATES - 79.3%
Communication Services - 5.6%
Diversified Telecommunication Services - 1.7%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.9553% 7/31/2025 (e)(f)(g)	489,355	417,176
Aventiv Technologies LLC 2LN, term loan CME Term SOFR 3 month Index + 8.65%, 14.6462% 11/1/2025 (e)(f)(g)	742,232	189,269
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.3653% 7/31/2025 (e)(f)(g)	12,673	12,704
Consolidated Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.4599% 10/2/2027 (e)(f)(g)	318,651	309,372
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 8.763% 7/1/2031 (e)(f)(g)	1,250,000	1,256,250
GTT RemainCo LLC Tranche OPCO 1LN, term loan CME Term SOFR 1 month Index + 7%, 11.9454% 12/30/2027 (e)(f)(g)	135,368	127,472
Lorca Co-Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1037% 4/17/2031 (e)(f)(g)	238,800	238,998
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 9/26/2031 (e)(f)(g)(h)	650,000	650,000
Windstream Services LLC Tranche B-EXIT 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 11.1954% 9/21/2027 (e)(f)(g)	1,078,023	1,076,222
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.9599% 3/9/2027 (e)(f)(g)	2,235,347	2,038,368
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.0954% 3/9/2027 (e)(f)(g)	575,250	529,086
		6,844,917
Entertainment - 0.6%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 10.2537% 2/10/2027 (e)(f)(g)	954,842	617,668
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 10.4599% 9/1/2027 (e)(f)(g)	344,593	314,513
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 10.4599% 9/1/2027 (e)(f)(g)	850,000	774,410
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.8454% 8/30/2030 (e)(f)(g)	228,502	229,003
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.2099% 8/5/2028 (e)(f)(g)	710,168	709,280
		2,644,874
Interactive Media & Services - 0.1%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.5954% 7/8/2031 (e)(f)(g)	255,000	254,123
Media - 2.8%
Advantage Sales & Marketing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 9.8325% 10/28/2027 (e)(f)(g)	645,244	625,687
Century DE Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 9.2554% 10/30/2030 (e)(f)(g)	517,400	515,889
Charter Comm Operating LLC Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 7.0816% 2/1/2027 (e)(f)(g)	1,985,378	1,982,996
Charter Comm Operating LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2%, 7.3316% 12/9/2030 (e)(f)(g)	223,313	221,296
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.5965% 1/18/2028 (e)(f)(g)	1,867,342	1,811,658
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 month Index + 8%, 15.3006% 5/25/2026 (e)(f)(g)	88,344	76,970
Diamond Sports Group LLC 2LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% (e)(f)(g)(h)(k)	1,616,944	16,331
Diamond Sports Group LLC Tranche DIP, term loan 10% 8/2/2027 (g)	109,141	130,083
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 9.3006% 12/1/2028 (e)(f)(g)	1,524,244	1,522,339
Nexstar Media Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.4599% 9/19/2026 (e)(f)(g)	339,283	338,964
Planet US Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.6042% 2/10/2031 (e)(f)(g)	493,763	494,256
Sinclair Television Group Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 8.6954% 4/21/2029 (e)(f)(g)	267,939	194,781
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8537% 6/24/2029 (e)(f)(g)	204,477	201,028
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.2099% 1/31/2029 (e)(f)(g)	1,824,850	1,775,233
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.2099% 3/24/2026 (e)(f)(g)	107,968	107,854
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.4599% 1/31/2029 (e)(f)(g)	334,163	326,366
Virgin Media Bristol LLC Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.711% 1/31/2028 (e)(f)(g)	553,534	529,084
Virgin Media Bristol LLC Tranche Y 1LN, term loan CME Term SOFR 6 month Index + 3.25%, 8.6562% 3/6/2031 (e)(f)(g)	855,000	815,576
		11,686,391
Wireless Telecommunication Services - 0.4%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 9.2521% 1/30/2031 (e)(f)(g)	1,122,188	1,127,518
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.85% 1/27/2031 (e)(f)(g)	445,524	445,626
		1,573,144
TOTAL COMMUNICATION SERVICES		23,003,449

Consumer Discretionary - 16.2%
Automobile Components - 0.6%
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.6954% 3/5/2028 (e)(f)(g)	659,171	594,078
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.3454% 5/6/2030 (e)(f)(g)	598,500	597,878
Hertz Corp/The Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.6072% 6/30/2028 (e)(f)(g)	252,564	225,216
Novae LLC 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.9572% 12/22/2028 (e)(f)(g)	385,125	374,534
Power Stop LLC 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.9072% 1/26/2029 (e)(f)(g)	513,625	493,080
		2,284,786
Automobiles - 0.4%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.47% 6/3/2028 (e)(f)(g)	1,347,159	1,286,954
HarbourVest Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.8537% 4/22/2030 (e)(f)(g)	540,423	539,072
		1,826,026
Broadline Retail - 2.8%
CMG Media Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.2037% 12/17/2026 (e)(f)(g)	1,872,938	1,644,346
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.7521% 11/8/2027 (e)(f)(g)	675,595	676,628
Great Outdoors Group LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.7099% 3/5/2028 (e)(f)(g)	9,307,095	9,297,416
		11,618,390
Distributors - 0.7%
AIP RD Buyer Corp 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.0954% 12/22/2028 (e)(f)(g)	479,740	479,442
AIP RD Buyer Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3454% 12/26/2028 (e)(f)(g)	347,429	347,141
BCPE Empire Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.8454% 12/25/2028 (e)(f)(g)	1,206,355	1,206,211
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.9599% 1/6/2028 (e)(f)(g)	116,099	115,592
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.4609% 8/1/2030 (e)(f)(g)	896,908	899,635
		3,048,021
Diversified Consumer Services - 1.8%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan 1 month U.S. LIBOR + 4%, 8.7006% 7/30/2028 (e)(f)(g)	2,129,306	2,126,091
KUEHG Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.1037% 6/12/2030 (e)(f)(g)	1,833,246	1,837,316
Learning Care Group US No 2 Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 9.21% 8/11/2028 (e)(f)(g)	287,107	288,365
Sotheby's Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 10.063% 1/15/2027 (e)(f)(g)	555,020	547,477
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 9.256% 3/4/2028 (e)(f)(g)	3,128,022	2,726,603
		7,525,852
Hotels, Restaurants & Leisure - 7.0%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.5125% 2/7/2029 (e)(f)(g)	764,626	749,334
Alterra Mountain Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.0954% 8/17/2028 (e)(f)(g)	124,853	124,956
Alterra Mountain Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.3454% 5/31/2030 (e)(f)(g)	386,107	386,911
Aramark Services Inc Tranche B-4 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.7099% 1/15/2027 (e)(f)(g)	116,563	116,453
Aramark Services Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.8454% 4/6/2028 (e)(f)(g)	90,000	90,045
Aramark Services Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.8454% 6/24/2030 (e)(f)(g)	120,031	120,211
Arcis Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.7099% 11/24/2028 (e)(f)(g)	306,432	307,069
Bulldog Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8537% 6/30/2031 (e)(f)(g)	300,000	301,125
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.5954% 1/26/2030 (e)(f)(g)	2,239,650	2,237,545
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.5954% 2/6/2031 (e)(f)(g)	2,268,600	2,265,765
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.9967% 10/18/2028 (e)(f)(g)	1,026,471	1,027,117
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.9967% 8/9/2027 (e)(f)(g)	348,192	348,735
ClubCorp Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.8653% 9/18/2026 (e)(f)(g)	590,946	591,266
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 9/26/2031 (e)(f)(g)(h)	540,000	534,600
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.4967% 6/29/2029 (e)(f)(g)	529,506	527,081
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.8465% 1/27/2029 (e)(f)(g)	5,194,242	5,177,310
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 10.5054% 2/12/2029 (e)(f)(g)	313,425	312,250
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.2099% 12/1/2028 (e)(f)(g)	230,356	230,951
Golden Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8537% 5/26/2030 (e)(f)(g)	836,527	834,963
Herschend Entertainment Co LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.8454% 8/27/2028 (e)(f)(g)	140,650	140,650
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0954% 1/17/2031 (e)(f)(g)	1,159,175	1,149,032
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3454% 8/2/2028 (e)(f)(g)	1,634,393	1,623,165
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.6048% 11/8/2030 (e)(f)(g)	435,000	434,752
J&J Ventures Gaming LLC 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.9599% 4/26/2028 (e)(f)(g)	320,100	319,047
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.2099% 4/26/2028 (e)(f)(g)	247,755	246,620
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 7.3327% 4/16/2029 (e)(f)(g)	638,649	637,506
Marriott Ownership Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 7.0954% 4/1/2031 (e)(f)(g)	429,070	427,731
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.3653% 11/10/2028 (e)(f)(g)	280,750	280,750
PCI Gaming Authority Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.8454% 7/18/2031 (e)(f)(g)	270,224	268,440
PFC Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 11.652% 3/1/2026 (e)(f)(g)	354,375	344,038
Raising Cane's Restaurants LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 7.0143% 9/10/2031 (e)(f)(g)	135,000	134,916
Restaurant Technologies Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.97% 4/1/2029 (e)(f)(g)	468,709	443,431
Scientific Games Holdings LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 8.3182% 4/4/2029 (e)(f)(g)	1,453,308	1,443,730
SeaWorld Parks & Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.3454% 8/25/2028 (e)(f)(g)	202,314	201,555
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 7.0954% 3/14/2031 (e)(f)(g)	1,273,600	1,267,461
TAIT LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 0% 8/14/2031 (e)(f)(g)(h)	260,000	260,325
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 9.5137% 12/30/2026 (e)(f)(g)	809,473	736,960
United PF Holdings LLC 2LN, term loan 3 month U.S. LIBOR + 8.5%, 14.0137% 12/30/2027 (e)(f)(g)	100,000	72,333
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 14.0137% 12/30/2026 (e)(f)(g)	81,813	76,904
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.5954% 8/3/2028 (e)(f)(g)	1,399,302	1,396,615
Wyndham Hotels & Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.5954% 5/28/2030 (e)(f)(g)	719,794	718,894
		28,908,542
Household Durables - 0.3%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 9/19/2031 (e)(f)(g)(h)	195,000	194,756
Mattress Firm Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 9.8462% 9/24/2028 (e)(f)(g)	517,707	517,246
Runner Buyer Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 10.6717% 10/21/2028 (e)(f)(g)	331,500	162,067
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.2099% 10/30/2027 (e)(f)(g)	200,537	188,561
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.1954% 10/30/2027 (e)(f)(g)	117,000	110,029
		1,172,659
Leisure Products - 0.3%
Lids Holdings Inc 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 10.6143% 12/14/2026 (e)(f)(g)	210,331	208,228
Topgolf Callaway Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.8454% 3/18/2030 (e)(f)(g)	937,631	922,985
		1,131,213
Specialty Retail - 1.9%
Academy Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 9.065% 11/6/2027 (e)(f)(g)	162,258	161,852
At Home Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.565% 7/24/2028 (e)(f)(g)	423,746	183,092
Belron Finance US LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 7.319% 4/28/2028 (e)(f)(g)	143,882	143,762
Belron Finance US LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 7.6292% 4/13/2029 (e)(f)(g)	113,563	113,515
Empire Today LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 10.5137% 4/1/2028 (e)(f)(g)	528,609	318,223
Franchise Group Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.75%, 10.2538% 3/10/2026 (e)(f)(g)	192,556	123,044
Franchise Group Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.75%, 10.3922% 3/10/2026 (e)(f)(g)	671,679	427,859
Gulfside Supply Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 8.2858% 6/17/2031 (e)(f)(g)	213,407	213,141
Harbor Freight Tools USA Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.33% 6/5/2031 (e)(f)(g)	185,000	182,023
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 8.174% 6/7/2031 (e)(f)(g)	505,000	503,379
Kodiak BP LLC Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.5954% 3/13/2028 (e)(f)(g)	179,100	179,324
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.968% 6/6/2031 (e)(f)(g)	468,807	459,140
LS Group OpCo Acquistion LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.8454% 4/16/2031 (e)(f)(g)	454,758	454,476
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 9.1153% 4/15/2028 (e)(f)(g)	527,454	414,842
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 1 month Index + 9.5%, 14.3454% 4/28/2028 (e)(f)(g)(i)	142,380	113,903
RH Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.1954% 10/20/2028 (e)(f)(g)	490,000	474,766
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4%, 8.5037% 2/8/2028 (e)(f)(g)	575,119	510,010
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.6886% 9/10/2029 (e)(f)(g)	1,730,000	1,569,664
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.2099% 4/16/2028 (e)(f)(g)	520,995	521,276
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.01% 1/30/2031 (e)(f)(g)	623,438	622,378
Woof Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.6153% 12/21/2027 (e)(f)(g)	289,500	192,758
		7,882,427
Textiles, Apparel & Luxury Goods - 0.4%
Crocs Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.89% 2/20/2029 (e)(f)(g)	355,974	357,088
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.2099% 11/23/2028 (e)(f)(g)	232,061	230,513
Varsity Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.8213% 8/26/2031 (e)(f)(g)	1,065,000	1,057,236
		1,644,837
TOTAL CONSUMER DISCRETIONARY		67,042,753

Consumer Staples - 2.1%
Beverages - 0.7%
Naked Juice LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 8.6846% 1/24/2029 (e)(f)(g)	877,304	715,828
Naked Juice LLC 2LN, term loan CME Term SOFR 3 month Index + 6%, 10.7037% 1/24/2030 (e)(f)(g)	170,000	103,120
Triton Water Holdings Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 8.8462% 3/31/2028 (e)(f)(g)	1,917,919	1,913,814
		2,732,762
Consumer Staples Distribution & Retail - 0.6%
BJ's Wholesale Club Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.9648% 2/3/2029 (e)(f)(g)	217,778	219,004
Cardenas Merger Sub LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 11.4537% 8/1/2029 (e)(f)(g)	654,736	644,915
Froneri US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 7.1954% 2/1/2027 (e)(f)(g)	277,861	277,097
JP Intermediate B LLC 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 11.0137% 11/20/2027 (e)(f)(g)	336,241	23,536
Northeast Grocery Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.5955% 12/13/2028 (e)(f)(g)	299,281	299,281
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.9709% 4/2/2029 (e)(f)(g)	930,037	929,888
		2,393,721
Food Products - 0.7%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.1045% 12/23/2030 (e)(f)(g)	169,150	169,432
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.2099% 10/23/2027 (e)(f)(g)	578,721	579,735
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 9.0869% 10/25/2027 (e)(f)(g)	263,013	263,604
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.41% 8/2/2028 (e)(f)(g)	1,049,977	561,738
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 1 month Index + 8%, 13.1657% 8/2/2028 (e)(f)(g)	559,990	525,456
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.8454% 2/12/2031 (e)(f)(g)	598,500	598,362
		2,698,327
Household Products - 0.0%
Resideo Funding Inc 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.8553% 2/14/2028 (e)(f)(g)	39,403	39,501
Resideo Funding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 7.3014% 5/14/2031 (e)(f)(g)	274,313	274,313
		313,814
Personal Care Products - 0.1%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.7099% 5/17/2028 (e)(f)(g)	451,751	412,466
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 2/23/2029 (e)(f)(g)(h)	40,000	37,967
		450,433
TOTAL CONSUMER STAPLES		8,589,057

Energy - 2.3%
Energy Equipment & Services - 0.1%
WaterBridge Midstream Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3932% 6/22/2029 (e)(f)(g)	395,000	381,033
Oil, Gas & Consumable Fuels - 2.2%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.868% 7/9/2031 (e)(f)(g)	630,000	631,575
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8537% 10/31/2028 (e)(f)(g)	211,509	211,433
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.4599% 3/17/2028 (e)(f)(g)	416,025	415,247
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 7.5846% 12/31/2030 (e)(f)(g)	1,664,660	1,661,714
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.4454% 11/19/2029 (e)(f)(g)	648,573	646,323
Eastern Power LLC Tranche B, term loan CME Term SOFR 1 month Index + 5.25%, 10.0954% 4/3/2028 (e)(f)(g)	186,912	186,911
EPIC Y-Grade Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 11.0682% 6/29/2029 (e)(f)(g)	820,000	816,720
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.9967% 9/29/2028 (e)(f)(g)	1,119,481	1,122,079
GIP III Stetson I LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.7467% 10/31/2028 (e)(f)(g)	398,547	398,049
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.9967% 5/22/2031 (e)(f)(g)	403,988	406,411
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 10.2521% 10/30/2028 (e)(f)(g)	1,758,615	1,585,902
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 9.0643% 2/28/2030 (e)(f)(g)	508,598	508,705
Prairie ECI Acquiror LP 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.5954% 8/1/2029 (e)(f)(g)	258,700	258,053
WaterBridge NDB Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.6028% 5/10/2029 (e)(f)(g)	285,000	284,199
		9,133,321
TOTAL ENERGY		9,514,354

Financials - 11.5%
Capital Markets - 2.5%
Aretec Group Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.8454% 8/9/2030 (e)(f)(g)	1,075,001	1,051,857
AssuredPartners Inc Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.3454% 2/14/2031 (e)(f)(g)	1,548,552	1,546,725
BroadStreet Partners Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.0954% 6/14/2031 (e)(f)(g)	903,362	899,415
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 7.0954% 7/29/2030 (e)(f)(g)	1,660,023	1,658,512
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.8454% 5/19/2031 (e)(f)(g)	605,000	601,866
Fleet US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.5777% 2/10/2031 (e)(f)(g)	338,242	337,395
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 9/10/2031 (e)(f)(g)(h)	1,431,277	1,426,540
Focus Financial Partners LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 9/10/2031 (e)(f)(g)(h)	153,723	153,214
GTCR Everest Borrower LLC 1LN, term loan CME Term SOFR 1 month Index + 3%, 8.174% 9/5/2031 (e)(f)(g)	850,000	839,639
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.7477% 4/21/2028 (e)(f)(g)	810,323	809,821
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.5753% 1/26/2028 (e)(f)(g)	687,123	686,340
NGP XI Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.6037% 7/25/2031 (e)(f)(g)	290,000	289,637
Superannuation & Investments US LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.7099% 12/1/2028 (e)(f)(g)	355,461	355,371
		10,656,332
Financial Services - 3.2%
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 7.7477% 1/31/2031 (e)(f)(g)	2,400,000	2,398,992
Clue Opco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.7521% 12/19/2030 (e)(f)(g)	935,933	928,053
Dragon Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 9/24/2031 (e)(f)(g)(h)	450,000	447,863
FinCo I LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 8.2554% 6/27/2029 (e)(f)(g)	199,579	199,787
Heubach Holding USA LLC Tranche TL, term loan CME Term SOFR 1 month Index + 10%, 0% (e)(f)(g)(h)(i)(k)	81,952	32,780
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 10.1021% 3/27/2029 (e)(f)(g)	776,758	783,554
Neon Maple US Debt Mergersub Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 7/21/2031 (e)(f)(g)(h)	1,255,000	1,240,881
Nexus Buyer LLC 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 11.1954% 11/1/2029 (e)(f)(g)	335,000	333,325
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 9.2467% 7/18/2031 (e)(f)(g)	1,484,257	1,470,572
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.8072% 5/16/2031 (e)(f)(g)	184,538	183,903
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.7521% 2/14/2030 (e)(f)(g)	417,900	419,049
Trans Union LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.8454% 12/1/2028 (e)(f)(g)	469,015	468,503
Trans Union LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.5954% 6/6/2031 (e)(f)(g)	573,121	571,820
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 8.2908% 4/29/2026 (e)(f)(g)	262,534	262,628
Walker & Dunlop Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 7.1954% 12/16/2028 (e)(f)(g)	103,418	103,548
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 10.7858% 2/15/2027 (e)(f)(g)	662,029	660,374
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 10.7858% 2/9/2027 (e)(f)(g)	2,806,357	2,793,504
		13,299,136
Insurance - 5.8%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 8.2109% 11/6/2030 (e)(f)(g)	5,223,019	5,167,551
AmWINS Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 7.2099% 2/19/2028 (e)(f)(g)	828,325	826,676
Amynta Agency Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 9% 2/28/2028 (e)(f)(g)	535,113	534,781
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.9454% 8/19/2028 (e)(f)(g)	1,440,034	1,415,092
Asurion LLC Tranche B11 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.1954% 8/19/2028 (e)(f)(g)	1,243,933	1,224,167
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.0954% 9/12/2030 (e)(f)(g)	2,007,251	1,969,615
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 10.2099% 1/31/2028 (e)(f)(g)	2,050,000	1,916,381
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 10.2099% 1/20/2029 (e)(f)(g)	1,970,000	1,816,714
Asurion LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.2099% 7/31/2027 (e)(f)(g)	555,359	547,106
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 8.2554% 6/20/2030 (e)(f)(g)	2,509,332	2,505,317
Ryan Specialty LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 7.0954% 9/11/2031 (e)(f)(g)	438,082	437,122
TIH Insurance Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3537% 3/8/2032 (e)(f)(g)	1,175,000	1,192,625
TIH Insurance Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8537% 5/6/2031 (e)(f)(g)	2,905,000	2,897,738
USI Inc/NY Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.3537% 9/27/2030 (e)(f)(g)	455,411	453,827
USI Inc/NY Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 8.0846% 11/23/2029 (e)(f)(g)	890,222	887,258
		23,791,970
TOTAL FINANCIALS		47,747,438

Health Care - 6.7%
Health Care Equipment & Supplies - 2.0%
Avantor Funding Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.9454% 11/8/2027 (e)(f)(g)	243,584	244,734
Embecta Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.8454% 3/31/2029 (e)(f)(g)	660,548	642,931
ICU Medical Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 7.2537% 1/6/2029 (e)(f)(g)	431,301	430,581
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.7467% 8/1/2031 (e)(f)(g)	1,590,889	1,596,362
Medline Borrower LP 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 7.0954% 10/21/2028 (e)(f)(g)	950,000	948,642
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.5954% 10/23/2028 (e)(f)(g)	2,851,887	2,851,602
Packaging Coordinators Midco Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 8.0954% 11/30/2027 (e)(f)(g)	950,586	949,692
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.0954% 5/30/2031 (e)(f)(g)	430,000	428,388
		8,092,932
Health Care Providers & Services - 2.7%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 9.0037% 2/15/2029 (e)(f)(g)	481,587	368,072
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.8539% 2/11/2028 (e)(f)(g)	733,269	738,769
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.8454% 5/9/2031 (e)(f)(g)	680,000	679,347
Examworks Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.9599% 11/1/2028 (e)(f)(g)	193,541	193,686
Gainwell Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7037% 10/1/2027 (e)(f)(g)	2,726,754	2,589,272
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 9/24/2031 (e)(f)(g)(h)	1,070,000	1,054,624
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.6037% 7/3/2028 (e)(f)(g)	86,731	87,125
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.6037% 7/3/2028 (e)(f)(g)	348,106	349,690
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.8454% 4/7/2031 (e)(f)(g)	509,164	509,408
Phoenix Guarantor Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.0954% 2/21/2031 (e)(f)(g)	472,625	471,122
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.8454% 11/15/2028 (e)(f)(g)	1,576,093	1,575,794
R1 RCM Holdco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.8454% 6/21/2029 (e)(f)(g)	307,646	308,147
Radnet Management Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 7.7792% 4/10/2031 (e)(f)(g)	234,413	234,511
Soliant Lower Intermediate LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.5954% 7/18/2031 (e)(f)(g)	410,000	410,000
Surgery Center Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.6699% 12/19/2030 (e)(f)(g)	649,358	649,448
Upstream Newco Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 9.7637% 11/20/2026 (e)(f)(g)	109,937	94,942
US Anesthesia Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.565% 10/1/2028 (e)(f)(g)	111,100	108,684
US Radiology Specialists Inc 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 10.0361% 12/15/2027 (e)(f)(g)	565,095	565,095
		10,987,736
Health Care Technology - 1.1%
athenahealth Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.4967% 2/15/2029 (e)(f)(g)	2,157,709	2,141,980
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (g)	235,000	235,881
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.4506% 5/1/2031 (e)(f)(g)	1,402,950	1,401,197
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.5954% 9/28/2029 (e)(f)(g)	716,400	715,604
		4,494,662
Pharmaceuticals - 0.9%
Catalent Pharma Solutions Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.9199% 2/22/2028 (e)(f)(g)	288,550	288,549
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 7.0506% 8/1/2027 (e)(f)(g)	589,874	588,358
Endo Finance Holdings Inc Tranche B-EXIT 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.783% 4/23/2031 (e)(f)(g)	620,000	619,095
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 7.0954% 5/5/2028 (e)(f)(g)	1,414,215	1,412,320
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.4648% 5/17/2031 (e)(f)(g)	796,129	793,144
Perrigo Investments LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.1954% 4/20/2029 (e)(f)(g)	328,048	326,818
		4,028,284
TOTAL HEALTH CARE		27,603,614

Industrials - 12.1%
Aerospace & Defense - 0.9%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.8537% 10/31/2030 (e)(f)(g)	149,625	149,656
Gemini HDPE LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 8.5137% 12/31/2027 (e)(f)(g)	136,249	136,590
Novaria Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.1954% 6/9/2031 (e)(f)(g)	270,000	269,549
Ovation Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.1037% 4/21/2031 (e)(f)(g)	360,000	361,051
TransDigm Inc Tranche I 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.3537% 8/24/2028 (e)(f)(g)	1,713,587	1,712,440
TransDigm Inc Tranche J 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 7.1037% 2/28/2031 (e)(f)(g)	417,903	416,147
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.3537% 3/22/2030 (e)(f)(g)	123,131	123,093
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.3196% 1/19/2032 (e)(f)(g)	610,000	607,456
		3,775,982
Air Freight & Logistics - 0.4%
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.6954% 11/23/2028 (e)(f)(g)	489,471	482,892
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.6954% 11/23/2028 (e)(f)(g)(i)	396,900	396,900
Echo Global Logistics Inc 2LN, term loan CME Term SOFR 3 month Index + 7%, 11.9454% 11/23/2029 (e)(f)(g)(i)	175,000	175,000
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.3537% 3/18/2030 (e)(f)(g)	535,358	535,658
STG Logistics Inc 1LN, term loan CME Term SOFR 3 month Index + 6%, 10.7537% 3/24/2028 (e)(f)(g)(i)	248,625	121,578
		1,712,028
Building Products - 1.1%
ACProducts Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 9.1153% 5/17/2028 (e)(f)(g)	941,393	784,717
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.8454% 1/3/2029 (e)(f)(g)	842,431	841,512
AZZ Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.4967% 5/11/2029 (e)(f)(g)	321,860	322,951
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1954% 10/22/2028 (e)(f)(g)	278,264	276,595
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.3454% 11/3/2028 (e)(f)(g)	278,600	277,803
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.5572% 8/2/2031 (e)(f)(g)	330,000	329,116
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.8545% 1/24/2029 (e)(f)(g)	352,363	352,585
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8537% 4/29/2029 (e)(f)(g)	1,080,179	1,065,931
Specialty Building Products Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.6954% 10/16/2028 (e)(f)(g)	264,289	262,217
Standard Industries Inc/NY Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.9199% 9/22/2028 (e)(f)(g)	146,526	146,770
		4,660,197
Commercial Services & Supplies - 4.9%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.9967% 12/21/2028 (e)(f)(g)	2,462,357	2,463,392
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.6954% 5/14/2028 (e)(f)(g)	2,776,011	2,747,668
APX Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 8.04% 7/9/2028 (e)(f)(g)	523,572	523,164
ArchKey Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 10.2099% 6/30/2028 (e)(f)(g)	565,965	566,554
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.1037% 2/10/2031 (e)(f)(g)	661,675	643,373
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.0954% 5/31/2028 (e)(f)(g)	402,975	404,236
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.7477% 8/1/2030 (e)(f)(g)	1,962,063	1,905,046
Brock Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6%, 10.6037% 5/2/2030 (e)(f)(g)	240,000	241,500
Clean Harbors Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.7099% 10/8/2028 (e)(f)(g)	302,666	303,120
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 11.1521% 5/3/2029 (e)(f)(g)	366,563	282,711
Core & Main LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 7.1053% 2/10/2031 (e)(f)(g)	213,925	213,925
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 8.2521% 8/1/2029 (e)(f)(g)	1,004,458	1,005,221
Filtration Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.4599% 10/21/2028 (e)(f)(g)	724,373	724,170
GEO Group Inc/The Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 10.0954% 4/14/2029 (e)(f)(g)	402,819	408,862
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8892% 6/21/2028 (e)(f)(g)	1,278,828	1,277,102
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 10.404% 4/11/2029 (e)(f)(g)	2,094,651	1,962,248
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.5292% 7/25/2030 (e)(f)(g)	939,958	941,800
Optiv Security Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 10.5292% 7/31/2026 (e)(f)(g)	773,543	696,514
Pitney Bowes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.9599% 3/19/2028 (e)(f)(g)	302,394	302,521
Prime Security Services Borrower LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 7.4454% 10/15/2030 (e)(f)(g)	324,188	323,714
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.35% 11/30/2028 (e)(f)(g)	239,603	239,642
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.8465% 11/30/2028 (e)(f)(g)	425,617	425,707
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.8465% 11/30/2028 (e)(f)(g)	23,316	23,321
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 7.5877% 11/30/2028 (e)(f)(g)	18,408	18,410
RLG Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.2099% 7/8/2028 (e)(f)(g)	199,363	193,880
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 8.0344% 12/10/2026 (e)(f)(g)	301,603	302,547
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 12.3537% 6/15/2030 (e)(f)(g)	210,965	204,636
Vestis Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 7.3711% 2/24/2031 (e)(f)(g)	498,750	495,009
Wellful Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 11.2099% 4/21/2027 (e)(f)(g)	544,416	332,094
WMB Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3454% 11/3/2029 (e)(f)(g)	174,153	174,153
		20,346,240
Construction & Engineering - 0.5%
Arcosa Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 8/12/2031 (e)(f)(g)(h)	875,000	872,813
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 9.0816% 3/21/2031 (e)(f)(g)	329,175	312,246
Pike Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.9599% 1/21/2028 (e)(f)(g)	239,726	240,600
Traverse Midstream Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.7521% 2/16/2028 (e)(f)(g)	262,033	262,114
Zekelman Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 7.1699% 1/24/2031 (e)(f)(g)	379,703	380,000
		2,067,773
Electrical Equipment - 0.5%
Array Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.2844% 10/14/2027 (e)(f)(g)	549,828	548,624
Vertiv Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 7.2006% 3/2/2027 (e)(f)(g)	1,320,759	1,321,313
		1,869,937
Ground Transportation - 0.5%
Avis Budget Car Rental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.7099% 8/6/2027 (e)(f)(g)	1,153,116	1,147,062
Avis Budget Car Rental LLC Tranche C 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.9454% 3/16/2029 (e)(f)(g)	146,154	146,063
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.6037% 4/10/2031 (e)(f)(g)	665,000	663,338
		1,956,463
Machinery - 0.5%
Ali Group North America Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.9599% 7/22/2029 (e)(f)(g)	323,000	323,859
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 7.8246% 3/18/2030 (e)(f)(g)	533,531	532,198
CPM Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.7006% 9/28/2028 (e)(f)(g)	342,190	324,041
LSF11 Trinity Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.4199% 6/17/2030 (e)(f)(g)	97,338	97,338
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.9454% 3/25/2031 (e)(f)(g)	895,500	888,784
TNT Crane & Rigging Inc 2LN, term loan CME Term SOFR 1 month Index + 8.75%, 14.3432% 12/3/2026 (e)(f)(g)(i)	48,849	45,307
		2,211,527
Passenger Airlines - 0.6%
AAdvantage Loyalty IP Ltd 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 10.2936% 4/20/2028 (e)(f)(g)	585,000	600,842
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2088% 6/4/2029 (e)(f)(g)	380,000	376,812
SkyMiles IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 9.032% 10/20/2027 (e)(f)(g)	197,313	200,815
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 8.0334% 2/24/2031 (e)(f)(g)	1,180,070	1,180,436
		2,358,905
Professional Services - 1.4%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.4599% 2/4/2028 (e)(f)(g)	581,837	582,128
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.5954% 12/30/2028 (e)(f)(g)	856,449	857,571
CHG Healthcare Services Inc 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.4599% 9/30/2028 (e)(f)(g)	476,616	476,492
CHG Healthcare Services Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.4599% 9/29/2028 (e)(f)(g)	198,500	198,692
Corelogic Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.4599% 6/2/2028 (e)(f)(g)	1,596,728	1,578,477
Dayforce Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.3454% 3/3/2031 (e)(f)(g)	319,200	318,402
EAB Global Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0954% 8/16/2028 (e)(f)(g)	501,230	498,974
Galaxy US Opco Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 10.0021% 4/29/2029 (e)(f)(g)	614,929	514,044
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 8.2521% 7/31/2031 (e)(f)(g)	662,147	660,657
		5,685,437
Trading Companies & Distributors - 0.5%
Beacon Roofing Supply Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.8454% 5/19/2028 (e)(f)(g)	198,500	198,438
DXP Enterprises Inc/TX Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.75%, 10.1638% 10/6/2030 (e)(f)(g)	202,950	203,051
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 9.25% 1/29/2031 (e)(f)(g)	1,164,936	1,132,633
United Rentals North America Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.5954% 2/14/2031 (e)(f)(g)	373,125	375,364
		1,909,486
Transportation Infrastructure - 0.3%
AIT Worldwide Logistics Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.9681% 4/6/2028 (e)(f)(g)	463,735	463,735
Lasership Inc 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.3653% 5/7/2028 (e)(f)(g)	552,154	344,130
Lasership Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.3653% 5/7/2029 (e)(f)(g)	230,000	92,460
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 9.8462% 7/26/2028 (e)(f)(g)	546,801	549,021
		1,449,346
TOTAL INDUSTRIALS		50,003,321

Information Technology - 14.2%
Communications Equipment - 0.3%
Anastasia Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.6153% 8/10/2025 (e)(f)(g)	795,385	568,151
Ciena Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.9609% 10/24/2030 (e)(f)(g)	133,318	133,384
CommScope LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.2099% 4/4/2026 (e)(f)(g)	646,957	625,795
		1,327,330
Electronic Equipment, Instruments & Components - 1.0%
Coherent Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.3454% 7/2/2029 (e)(f)(g)	886,967	886,133
DG Investment Intermediate Holdings 2 Inc 2LN, term loan CME Term SOFR 1 month Index + 6.75%, 11.7099% 3/31/2029 (e)(f)(g)	60,000	55,969
DG Investment Intermediate Holdings 2 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 9.1112% 3/31/2028 (e)(f)(g)	791,611	788,152
DG Investment Intermediate Holdings 2 Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 3/31/2028 (e)(f)(g)(h)	32,366	32,224
Go Daddy Operating Co LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.8454% 11/12/2029 (e)(f)(g)	615,338	614,441
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.5954% 6/2/2031 (e)(f)(g)	588,837	587,117
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.3455% 8/18/2031 (e)(f)(g)	915,000	916,400
TTM Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 7.4506% 5/30/2030 (e)(f)(g)	360,993	360,993
		4,241,429
IT Services - 2.0%
Acuris Finance US Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 2/16/2028 (e)(f)(g)(h)	168,010	167,765
Ahead DB Holdings LLC Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1037% 2/3/2031 (e)(f)(g)	353,901	354,102
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 7/30/2031 (e)(f)(g)(h)	1,855,000	1,848,044
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 9.5657% 2/10/2028 (e)(f)(g)	929,328	897,192
GTT Communications Inc Tranche HOLDCO 1LN, term loan CME Term SOFR 3 month Index + 9%, 13.9454% 6/30/2028 (e)(f)(g)	117,585	85,837
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.0954% 6/17/2031 (e)(f)(g)	995,000	979,498
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.6954% 2/1/2028 (e)(f)(g)	2,868,058	2,753,938
Plano HoldCo Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 8/4/2031 (e)(f)(g)(h)	325,000	325,000
Tempo Acquisition LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 7.0954% 8/31/2028 (e)(f)(g)	186,598	186,663
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.5954% 6/23/2031 (e)(f)(g)	765,000	765,000
		8,363,039
Semiconductors & Semiconductor Equipment - 0.2%
MKS Instruments Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 7.1699% 8/17/2029 (e)(f)(g)	797,466	796,668
Software - 10.7%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.8537% 2/23/2032 (e)(f)(g)	60,000	61,725
Applied Systems Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6037% 2/24/2031 (e)(f)(g)	844,097	844,207
AppLovin Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.3454% 10/25/2028 (e)(f)(g)	146,073	145,969
AppLovin Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.3454% 8/19/2030 (e)(f)(g)	1,107,069	1,105,685
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.6954% 12/10/2029 (e)(f)(g)	255,000	246,394
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.8467% 12/10/2028 (e)(f)(g)	1,973,096	1,963,092
Camelot US Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.5954% 1/31/2031 (e)(f)(g)	1,291,833	1,289,250
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 9.3346% 3/29/2029 (e)(f)(g)	3,009,860	2,995,112
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.8346% 3/24/2031 (e)(f)(g)	255,000	255,530
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.3653% 9/30/2028 (e)(f)(g)	1,297,202	1,293,959
Dcert Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 9.2467% 10/16/2026 (e)(f)(g)	1,957,173	1,896,324
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 12.2467% 2/19/2029 (e)(f)(g)	595,000	507,452
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.4454% 10/7/2029 (e)(f)(g)	711,222	712,666
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.0954% 5/23/2031 (e)(f)(g)	1,028,455	1,028,805
Epicor Software Corp Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 1% 5/23/2031 (e)(f)(g)(j)	120,667	120,708
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.4609% 3/3/2028 (e)(f)(g)	554,666	554,572
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.5954% 9/12/2029 (e)(f)(g)	1,204,092	1,200,046
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.62% 12/1/2027 (e)(f)(g)	397,210	397,639
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.7099% 12/1/2027 (e)(f)(g)	213,925	213,952
Helios Software Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3537% 7/15/2030 (e)(f)(g)	209,775	208,529
Leia Finco US LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 7/2/2031 (e)(f)(g)(h)	960,000	944,132
Leia Finco US LLC 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 7/2/2032 (e)(f)(g)(h)	280,000	272,826
McAfee Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.4506% 3/1/2029 (e)(f)(g)	2,162,107	2,151,967
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.0954% 5/3/2028 (e)(f)(g)	3,862,216	3,835,103
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 3 month Index + 6.25%, 11.5021% 2/23/2029 (e)(f)(g)	225,000	220,540
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.1037% 7/1/2031 (e)(f)(g)	1,945,000	1,857,883
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 9.5137% 6/2/2028 (e)(f)(g)	4,440,399	4,362,248
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 9.0021% 10/28/2030 (e)(f)(g)	1,089,525	1,091,257
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.7861% 7/2/2031 (e)(f)(g)	807,835	807,149
Project Boost Purchaser LLC Tranche B 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 10.5361% 7/17/2032 (e)(f)(g)	175,000	175,145
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.8454% 8/31/2028 (e)(f)(g)	1,213,481	1,212,583
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.9825% 5/15/2028 (e)(f)(g)	630,961	346,638
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 11.4825% 5/15/2028 (e)(f)(g)	146,966	148,649
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.9599% 4/22/2028 (e)(f)(g)	1,176,285	1,140,996
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4454% 9/30/2028 (e)(f)(g)	763,705	741,275
Renaissance Holdings Corp 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 9.0954% 4/8/2030 (e)(f)(g)	1,073,992	1,072,897
Roper Industrial Products Investment Co 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8537% 11/23/2029 (e)(f)(g)	187,164	187,432
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.8612% 8/11/2028 (e)(f)(g)	625,932	625,080
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.8454% 5/9/2031 (e)(f)(g)	1,153,418	1,153,222
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.5546% 2/10/2031 (e)(f)(g)	3,686,720	3,686,720
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.3465% 4/14/2031 (e)(f)(g)	743,860	743,547
		43,818,905
TOTAL INFORMATION TECHNOLOGY		58,547,371

Materials - 7.2%
Chemicals - 4.1%
A-Gas FinCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.8537% 12/14/2029 (e)(f)(g)	632,124	594,829
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 12.6954% 11/24/2028 (e)(f)(g)	410,000	387,963
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.9454% 11/24/2027 (e)(f)(g)	436,327	433,299
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4454% 9/30/2028 (e)(f)(g)	1,806,056	1,803,347
Avient Corp Tranche B8 1LN, term loan CME Term SOFR 3 month Index + 2%, 7.3069% 8/29/2029 (e)(f)(g)	483,542	484,234
Bakelite US Holdco Inc 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.1037% 5/29/2029 (e)(f)(g)	507,171	507,962
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.3454% 8/18/2028 (e)(f)(g)	1,317,483	1,316,245
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.7006% 11/1/2030 (e)(f)(g)	447,750	447,862
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 4.375%, 9.6932% 10/4/2029 (e)(f)(g)	1,619,468	1,610,917
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.6287% 7/3/2028 (e)(f)(g)	873,477	815,216
Hexion Holdings Corp 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.7711% 3/15/2029 (e)(f)(g)	1,685,233	1,670,791
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 12.3829% 3/15/2030 (e)(f)(g)	170,000	152,009
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.6954% 3/1/2030 (e)(f)(g)	167,875	167,561
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.1954% 4/2/2029 (e)(f)(g)	1,076,082	1,075,415
Koppers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 8.1% 4/10/2030 (e)(f)(g)	395,020	396,008
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.8518% 8/22/2031 (e)(f)(g)	660,000	630,300
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.9157% 12/1/2026 (e)(f)(g)	452,317	420,655
Nouryon USA LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.6284% 4/3/2028 (e)(f)(g)	911,229	911,229
Nouryon USA LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.8209% 4/3/2028 (e)(f)(g)	212,854	213,030
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.1037% 6/23/2031 (e)(f)(g)	1,247,207	1,246,271
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.7554% 3/16/2027 (e)(f)(g)	308,055	307,775
Touchdown Acquirer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.5602% 2/21/2031 (e)(f)(g)	635,000	633,609
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 9/17/2031 (e)(f)(g)(h)	362,637	363,544
USALCO LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 9/17/2031 (e)(f)(g)(h)	37,363	37,456
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.8537% 9/22/2028 (e)(f)(g)	172,779	173,038
		16,800,565
Construction Materials - 0.3%
Janus International Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.3454% 8/5/2030 (e)(f)(g)	153,216	152,929
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.3545% 4/2/2029 (e)(f)(g)	211,430	212,487
VM Consolidated Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.5954% 3/27/2028 (e)(f)(g)	384,387	384,706
White Cap Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.0954% 10/19/2029 (e)(f)(g)	408,930	405,761
		1,155,883
Containers & Packaging - 2.7%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.2099% 3/3/2028 (e)(f)(g)	736,213	721,216
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.89% 6/7/2031 (e)(f)(g)	1,475,870	1,474,290
Berry Global Inc Tranche AA 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 7.3162% 7/1/2029 (e)(f)(g)	534,635	535,929
Charter Next Generation Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.0954% 12/1/2027 (e)(f)(g)	789,726	789,647
Closure Systems International Group Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.8454% 3/22/2029 (e)(f)(g)	907,725	908,860
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.675%, 8.0204% 4/13/2029 (e)(f)(g)	3,275,129	3,256,559
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.7467% 8/4/2027 (e)(f)(g)	378,336	377,798
Pactiv Evergreen Group Holdings Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.7467% 9/25/2028 (e)(f)(g)	469,481	469,040
Pregis TopCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.8454% 8/3/2026 (e)(f)(g)	495,424	495,865
Pregis TopCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.9599% 8/1/2026 (e)(f)(g)	97,000	97,000
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 7.0967% 1/30/2027 (e)(f)(g)	489,887	490,456
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.0954% 4/21/2031 (e)(f)(g)	1,420,980	1,423,353
		11,040,013
Metals & Mining - 0.0%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.0954% 8/19/2030 (e)(f)(g)	371,262	370,519
Paper & Forest Products - 0.1%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.5954% 5/23/2031 (e)(f)(g)	498,250	498,459
TOTAL MATERIALS		29,865,439

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Cushman & Wakefield US Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.7099% 8/21/2025 (e)(f)(g)	10,458	10,451
Cushman & Wakefield US Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.8454% 1/31/2030 (e)(f)(g)	427,275	426,741
Cushman & Wakefield US Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.5954% 1/31/2030 (e)(f)(g)	174,563	174,418
Greystar Real Estate Partners LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.6699% 8/21/2030 (e)(f)(g)	340,878	340,026
		951,636
Utilities - 1.2%
Electric Utilities - 0.7%
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.8454% 12/20/2030 (e)(f)(g)	988,413	988,245
Wec US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.5954% 1/20/2031 (e)(f)(g)	2,076,441	2,075,216
		3,063,461
Independent Power and Renewable Electricity Producers - 0.4%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 9/19/2031 (e)(f)(g)(h)	640,000	639,885
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.8454% 7/31/2030 (e)(f)(g)	323,375	321,131
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 9.016% 11/14/2025 (e)(f)(g)	294,127	291,185
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.7099% 3/25/2028 (e)(f)(g)	480,658	456,736
		1,708,937
Multi-Utilities - 0.1%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.2099% 6/23/2028 (e)(f)(g)	320,100	316,899
TOTAL UTILITIES		5,089,297

TOTAL UNITED STATES		327,957,729
TOTAL BANK LOAN OBLIGATIONS (Cost $366,663,187)		358,907,429

Common Stocks - 0.9%
	Shares	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
New Cineworld Ltd (i)(l)	12,397	208,146
LUXEMBOURG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg Sarl (i)	85	200,009
UNITED STATES - 0.8%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Old Claimco LLC (i)(l)	15,069	169,978
Specialty Retail - 0.1%
Joann Inc (i)	94,692	214,951
TOTAL CONSUMER DISCRETIONARY		384,929

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
California Resources Corp	16,980	890,941
Chesapeake Energy Corp	11,625	956,156
Chesapeake Energy Corp (b)	103	8,472
Exxon Mobil Corp	4,943	579,418
		2,434,987
Financials - 0.1%
Financial Services - 0.1%
Acnr Holdings Inc (i)	6,090	518,076
Carnelian Point Holdings LP warrants (i)(l)	329	961
Limetree Bay Cayman Ltd (i)(l)	38	2,509
		521,546
Industrials - 0.0%
Machinery - 0.0%
Tnt Crane & Rigging LLC (i)(l)	5,338	12,277
Tnt Crane & Rigging LLC warrants 10/31/2025 (i)(l)	1,797	0
		12,277
Information Technology - 0.0%
IT Services - 0.0%
GTT Communications Inc (i)(l)	2,417	107,871
TOTAL UNITED STATES		3,461,610
TOTAL COMMON STOCKS (Cost $2,152,900)		3,869,765

Non-Convertible Corporate Bonds - 3.9%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (d)	15,000	15,588
FRANCE - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Altice France SA 5.125% 1/15/2029 (d)	170,000	119,460
Altice France SA 5.125% 7/15/2029 (d)	340,000	239,094
Altice France SA 5.5% 1/15/2028 (d)	95,000	69,079
Altice France SA 5.5% 10/15/2029 (d)	485,000	339,665

TOTAL FRANCE		767,298
LUXEMBOURG - 0.1%
Communication Services - 0.1%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (d)	105,000	84,382
Wireless Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA 6.5% 3/15/2030 (d)	265,000	253,545
TOTAL LUXEMBOURG		337,927
PUERTO RICO - 0.1%
Communication Services - 0.1%
Media - 0.1%
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (d)	415,000	379,641
UNITED KINGDOM - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
eG Global Finance PLC 12% 11/30/2028 (d)	520,000	580,352
UNITED STATES - 3.4%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.1%
Frontier Communications Holdings LLC 5% 5/1/2028 (d)	100,000	99,098
Windstream Escrow LLC / Windstream Escrow Finance Corp 7.75% 8/15/2028 (d)	250,000	250,235
		349,333
Media - 0.8%
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (d)	170,000	165,368
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (d)	330,000	318,019
DISH Network Corp 11.75% 11/15/2027 (d)	940,000	986,558
EchoStar Corp 10.75% 9/27/2029 (d)(m)	1,522,687	1,478,332
Univision Communications Inc 6.625% 6/1/2027 (d)	105,000	105,128
Univision Communications Inc 8% 8/15/2028 (d)	150,000	153,370
Univision Communications Inc 8.5% 7/31/2031 (d)	240,000	240,536
		3,447,311
TOTAL COMMUNICATION SERVICES		3,796,644

Consumer Discretionary - 1.0%
Automobile Components - 0.0%
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (d)	175,000	180,382
Automobiles - 0.6%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 11.3595% 10/15/2026 (d)(e)(f)	2,580,000	2,599,351
Broadline Retail - 0.0%
Wayfair LLC 7.25% 10/31/2029 (d)(m)	40,000	40,978
Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment Inc 7% 2/15/2030 (d)	160,000	167,151
Carnival Corp 7.625% 3/1/2026 (d)	95,000	95,879
CEC Entertainment LLC 6.75% 5/1/2026 (d)	95,000	94,205
Fertitta Entertainment LLC / Fertitta Entertainment Finance CO Inc 4.625% 1/15/2029 (d)	795,000	759,089
		1,116,324
Specialty Retail - 0.1%
Carvana Co 5.625% 10/1/2025 (d)	225,000	220,704
TOTAL CONSUMER DISCRETIONARY		4,157,739

Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
CITGO Petroleum Corp 6.375% 6/15/2026 (d)	45,000	45,013
CITGO Petroleum Corp 7% 6/15/2025 (d)	130,000	129,918
CITGO Petroleum Corp 8.375% 1/15/2029 (d)	290,000	301,760
New Fortress Energy Inc 6.5% 9/30/2026 (d)	642,000	539,484
New Fortress Energy Inc 6.75% 9/15/2025 (d)	142,300	136,308
		1,152,483
Financials - 0.2%
Insurance - 0.2%
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (d)	600,000	617,457
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (d)	355,000	360,749
		978,206
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)	125,000	128,791
Industrials - 0.2%
Aerospace & Defense - 0.1%
TransDigm Inc 6.375% 3/1/2029 (d)	505,000	521,019
Commercial Services & Supplies - 0.1%
Brand Industrial Services Inc 10.375% 8/1/2030 (d)	110,000	117,794
GEO Group Inc/The 8.625% 4/15/2029	80,000	83,166
Neptune Bidco US Inc 9.29% 4/15/2029 (d)	145,000	142,100
		343,060
Machinery - 0.0%
Chart Industries Inc 7.5% 1/1/2030 (d)	35,000	36,887
Passenger Airlines - 0.0%
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (d)	61,250	61,075
Delta Air Lines Inc / SkyMiles IP Ltd 4.5% 10/20/2025 (d)	29,128	28,951
		90,026
TOTAL INDUSTRIALS		990,992

Information Technology - 0.3%
IT Services - 0.1%
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (d)	260,000	261,300
Software - 0.2%
Cloud Software Group Inc 8.25% 6/30/2032 (d)	444,000	464,113
Cloud Software Group Inc 9% 9/30/2029 (d)	190,000	193,346
Helios Software Holdings Inc / ION Corporate Solutions Finance Sarl 8.75% 5/1/2029 (d)	285,000	291,273
		948,732
TOTAL INFORMATION TECHNOLOGY		1,210,032

Materials - 0.2%
Chemicals - 0.1%
Olympus Water US Holding Corp 9.75% 11/15/2028 (d)	200,000	213,452
Construction Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)	300,000	323,608
Containers & Packaging - 0.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (d)	80,000	73,230
Metals & Mining - 0.0%
Arsenal AIC Parent LLC 8% 10/1/2030 (d)	15,000	16,096
TOTAL MATERIALS		626,386

Real Estate - 0.3%
Diversified REITs - 0.1%
Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC 10.5% 2/15/2028 (d)	400,000	426,962
Vici Properties LP / Vici Note Co Inc 3.5% 2/15/2025 (d)	30,000	29,748
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (d)	45,000	44,562
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (d)	25,000	24,525
		525,797
Health Care REITs - 0.2%
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	640,000	574,130
TOTAL REAL ESTATE		1,099,927

TOTAL UNITED STATES		14,141,200
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $16,079,289)		16,222,006

Preferred Securities - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Banks - 0.2%
Citigroup Inc 4.7% (e)(n)	505,000	506,379
JPMorgan Chase & Co 6.1% (e)(n)	179,000	184,460
		690,839
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Aircastle Ltd 5.25% (d)(e)(n)	240,000	238,720
TOTAL UNITED STATES		929,559
TOTAL PREFERRED SECURITIES (Cost $904,782)		929,559

Money Market Funds - 9.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (o) (Cost $39,952,154)	4.89	39,944,165	39,952,154

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $429,344,335)	423,462,980
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(9,768,671)
NET ASSETS - 100.0%	413,694,309

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,263,360 or 0.5% of net assets.

(c)	Affiliated Fund
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,130,609 or 4.0% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(i)	Level 3 security
(j)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $124,422 and $124,463, respectively.

(k)	Non-income producing - Security is in default.
(l)	Non-income producing
(m)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(n)	Security is perpetual in nature with no stated maturity date.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp	2/10/21	975

Fidelity Private Credit Company LLC	4/28/22 - 9/11/24	2,267,023

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	37,991,574	97,948,420	95,987,741	1,390,299	(99)	-	39,952,154	0.1%
Fidelity Securities Lending Cash Central Fund	919,300	2,425,605	3,344,905	871	-	-	-	0.0%
Total	38,910,874	100,374,025	99,332,646	1,391,170	(99)	-	39,952,154

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Private Credit Company LLC	2,010,491	281,800	-	189,073	-	(37,403)	2,254,888
	2,010,491	281,800	-	189,073	-	(37,403)	2,254,888

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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